Putnam Investments
One Post Office Square
Boston, MA 02109
March 31, 2006

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re: Putnam Tax Smart Equity Fund (Reg. No. 333-76335) (811-09289)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Fund, pursuant to Rule 497 under the Securities Act of 1933, a supplement dated March 31, 2006 to the Prospectus of the Fund dated February 28, 2006.

Any comments or questions concerning this filing should be directed to me at 1-800-225-2465, ext. 7015.

Very truly yours,

Marina Galbiati

cc: Laurenda Ross
Ropes & Gray LLP